General Information / Summary of General Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
New US GAAP accounting pronouncements adopted
During 2019, ASML has adopted the following accounting pronouncements:
Adoption of ASU 2016-13 "Financial Instruments - Credit Losses (Topic 326)"
ASU No. 2016-13 "Financial Instruments - Credit Losses (Topic 326)" was issued by the FASB in June 2016 and provides financial statement users with more information about the expected credit losses on financial instruments and other commitments to extend credit held by an entity at each reporting date. The adoption of ASU 2016-13 "Financial Instruments - Credit Losses (Topic 326) does not have a material impact on our Consolidated Financial Statements.
New US GAAP accounting pronouncements issued but not adopted
For the year ended December 31, 2019, there are no new US GAAP accounting pronouncements which have not yet been adopted and are expected to have a material impact on our Consolidated Financial Statements.